OPERATING DATA - Schedule of Cost of Sales (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Materials	$ 40,549	$ 41,932	$ 46,422
Labor costs	7,171	6,781	7,038
Logistic expenses	4,163	3,789	4,028
Depreciation and amortization	2,945	2,632	2,675
Impairment charges (note 3.1)	204	116	1,038
Foreign exchange translation losses upon disposal of Kazakhstan operations (note 2.3)	0	0	1,469
Other	1,944	1,403	868
Total	$ 56,976	$ 56,653	$ 63,538